CONCENTRATION OF RISKS (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Supplier Concentration Risk | Costs | Supplier A
CONCENTRATION OF RISKS
Concentration risk (as a percent)	43.60%	45.60%
Supplier Concentration Risk | Accounts payable | Supplier A
CONCENTRATION OF RISKS
Concentration risk (as a percent)	59.90%		79.50%
Supplier Concentration Risk | Accounts payable | Supplier B
CONCENTRATION OF RISKS
Concentration risk (as a percent)	32.80%		16.30%
Customer Concentration Risk | Customer A | Accounts receivable
CONCENTRATION OF RISKS
Concentration risk (as a percent)	62.40%		45.70%
Customer Concentration Risk | Customer A | Revenue
CONCENTRATION OF RISKS
Concentration risk (as a percent)	21.30%
Customer Concentration Risk | Customer B | Accounts receivable
CONCENTRATION OF RISKS
Concentration risk (as a percent)			21.30%
Customer Concentration Risk | Customer B | Revenue
CONCENTRATION OF RISKS
Concentration risk (as a percent)		11.20%
Customer Concentration Risk | Customer C | Accounts receivable
CONCENTRATION OF RISKS
Concentration risk (as a percent)	22.70%		14.80%
Customer Concentration Risk | Customer C | Revenue
CONCENTRATION OF RISKS
Concentration risk (as a percent)		14.20%
Customer Concentration Risk | Customer D | Accounts receivable
CONCENTRATION OF RISKS
Concentration risk (as a percent)	11.30%
Customer Concentration Risk | Customer D | Revenue
CONCENTRATION OF RISKS
Concentration risk (as a percent)	10.50%
Customer Concentration Risk | Customer E | Revenue
CONCENTRATION OF RISKS
Concentration risk (as a percent)	11.30%	12.40%